Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	$ 136,071	$ 146,534
Investment securities	139,743	102,470
Residential mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	20,520	22,365
Investment securities	9,487	6,474
Commercial mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	0	0
Investment securities	$ 2,137	$ 2,046